PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Office equipment	$116,736	$113,995
Leasehold improvement	129,424	126,386
Property and equipment	246,160	240,381
Less: Accumulated depreciation	(117,936)	(99,987)
Property and equipment, net	$128,224	$140,394

Depreciation expense, which was included in general and administrative expenses, for the three months ended March 31, 2022 and 2021 was $12,466 and $4,950, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Office equipment	$113,995	$69,158
Leasehold improvement	126,386	54,146
Property and equipment	240,381	123,304
Less: Accumulated depreciation	(99,987)	(75,489)
Property and equipment, net	$140,394	$47,815

Depreciation expense, which was included in general and administrative expenses, for the years ended December 31, 2021 and 2020 was $24,500 and $22,590, respectively.